Investment Objectives and Goals	Sep. 10, 2025
Capital Group Core Plus Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Core Plus Completion Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.
Capital Group Municipal Income Completion Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Municipal Income Completion Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.